Notional Principal Amounts of Derivative Financial Instruments Outstanding (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Forwards and options:
Sale of foreign currencies	¥ 130,060	¥ 129,282
Purchase of foreign currencies	39,904	78,859
Option contracts
Forwards and options:
Notional principal amount		247
Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements
Forwards and options:
Notional principal amount	¥ 103,182	¥ 83,014